Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan's management evaluated subsequent events through June 23, 2026, the date the financial statements were issued, and there were no subsequent events requiring adjustments to the financial statements and accompanying disclosures.